Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Income tax expense
Schedule of income tax expense

	2025	2024	2023
	US$’000	US$’000	US$’000
Tax expense attributable to profit is made up of:
– current income tax	17,868	25,294	10,711
– deferred income tax	(3,669)	4,801	254
	14,199	30,095	10,965

Schedule of movement in current income tax liabilities

	2025	2024	2023
	US$’000	US$’000	US$’000
At beginning of the financial year	14,470	8,121	2,489
Income tax expense	17,868	25,294	10,711
Income tax paid	(30,176)	(19,639)	(5,367)
Currency effects	(642)	694	288
At end of the financial year	1,520	14,470	8,121

Schedule of movement tin deferred tax assets

	2025	2024	2023
	US$’000	US$’000	US$’000
At beginning of the financial year	1,644	6,855	6,720
Tax credited/(charged) to profit for the financial year	3,669	(4,801)	(254)
Currency effects	8	(410)	389
At end of the financial year	5,321	1,644	6,855

Schedule of income tax expense reconciliation

	2025	2024	2023
	US$’000	US$’000	US$’000
Profit before tax	303,910	424,963	503,964
Tax calculated at a tax rate of 17% (2024: 17%; 2023: 0%1)	51,665	72,244	—
Effects of different tax rates in other countries	(19,232)	(2,051)	10,711
Effects of concessionary tax rates (Global Trader Programme)	1,344	(2,233)	—
Tax exemption	(30,278)	(37,535)	—
Utilisation of tax losses	—	—	254
Previously unrecognised tax benefits	—	(4,000)	—
Foreign withholding tax	10,700	3,670	—
Income tax expense	14,199	30,095	10,965

[1]The Company redomiciled to Singapore on 1 July 2024. Prior to the redomiciliation, there was no income, withholding, capital gains or capital transfer taxes as the Company was domiciled in Bermuda.